Payments, by Category - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Infrastructure	Total Payments
Total	$ 1,344,581	$ 1,023,395	$ 37,257	$ 138,485	$ 1,265	$ 2,544,983